Other assets - Qualified Affordable Housing Project Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Qualified affordable housing project investments	$ 1,145	$ 1,024
Qualified affordable housing project investments, commitment	514	422
Qualified affordable housing project commitment - 2021	207
Qualified affordable housing project commitment - 2022	106
Qualified affordable housing project commitment - 2023	144
Qualified affordable housing project commitment - 2024	31
Qualified affordable housing project commitment - 2025	1
Qualified affordable housing project commitment - 2026 and thereafter	25
Tax credits and other tax benefits	137	148	$ 163
Amortization expense included in the provision for income taxes	$ 113	$ 121	$ 136